Income Taxes	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Income Taxes

8.  INCOME TAXES

Income tax expense (benefit) for the years ended September 30, 2013, 2012, and 2011 consisted of the following:

	2013	2012	2011
	(Dollars in thousands)
Current:
Federal	$27,570	$32,353	$25,889
State	2,963	3,044	2,707
	30,533	35,397	28,596
Deferred:
Federal	5,586	5,638	(8,933)
State	110	451	(714)
	5,696	6,089	(9,647)
	$36,229	$41,486	$18,949

The Company’s effective tax rates were 34.3%, 35.8%, and 33.0% for the years ended September 30, 2013, 2012, and 2011, respectively.  The differences between such effective rates and the statutory Federal income tax rate computed on income before income tax expense result from the following:

	2013		2012		2011
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$36,949	35.0%	$40,600	35.0%	$20,073	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	3,073	2.9	3,495	3.0	1,993	3.4
Low income housing tax credits	(2,675)	(2.5)	(2,081)	(1.8)	(1,397)	(2.4)
ESOP related expenses, net	(347)	(0.3)	591	0.5	(495)	(0.9)
Other	(771)	(0.8)	(1,119)	(0.9)	(1,225)	(2.1)
	$36,229	34.3%	$41,486	35.8%	$18,949	33.0%

Deferred income taxes expense (benefit) represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of restricted stock between the grant date and vesting date.  The sources of these differences and the tax effect of each as of September 30, 2013, 2012, and 2011 were as follows:

	2013	2012	2011
	(Dollars in thousands)
Foundation contribution	$3,216	$5,422	$(12,824)
Fixed assets	1,365	629	1,006
ACL	982	1,617	(197)
FHLB stock dividends	866	1,650	1,432
Mortgage servicing rights	(155)	(521)	(885)
Other, net	(578)	(2,708)	1,821
	$5,696	$6,089	$(9,647)

The components of the net deferred income tax liabilities as of September 30, 2013 and 2012 were as follows:

	2013	2012

	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$4,186	$7,402
ACL	1,264	2,246
Salaries and employee benefits	2,071	1,612
ESOP compensation	1,004	949
Other	4,179	4,194
Gross deferred income tax assets	12,704	16,403

Valuation allowance	(1,824)	(1,926)
Gross deferred income tax asset, net of valuation allowance	10,880	14,477

Deferred income tax liabilities:
FHLB stock dividends	21,344	20,478
Fixed assets	5,015	3,650
Unrealized gain on AFS securities	4,417	14,712
Other	541	679
Gross deferred income tax liabilities	31,317	39,519

Net deferred tax liabilities	$20,437	$25,042

The Company assesses the available positive and negative evidence surrounding the recoverability of its deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances.  As of September 30, 2013 and 2012, the Company had a valuation allowance of $1.8 million and $1.9 million, respectively, related to the net operating losses generated by the Company’s consolidated Kansas corporate income tax return. The companies included in the consolidated Kansas corporate income tax return are the holding company and Capitol Funds, Inc., as the Bank files a Kansas privilege tax return. Based on the nature of the operations of the holding company and Capitol Funds, Inc., management believes there will not be sufficient taxable income to fully utilize the deferred tax assets noted above; therefore a valuation allowance has been recorded for the related amounts at September 30, 2013 and 2012.

Accounting Standards Codification (“ASC”) 740 Income Taxes prescribes a process by which a tax position taken, or expected to be taken, on an income tax return is gauged based upon the technical merits of the position, along with whether the tax position meets a more-likely-than-not-recognition threshold, to determine the amount, if any, of unrecognized tax benefits to recognize in the financial statements. Estimated penalties and interest related to unrecognized tax benefits are included in income tax expense in the consolidated statements of income.  For the years ended September 30, 2013, 2012, and 2011, the Company’s unrecognized tax benefits, estimated penalties and interest, and related activities were insignificant.  The Company does not anticipate the total amount of unrecognized tax benefits to significantly change within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Kansas,  as well as other states where it has either established nexus under an economic nexus theory or has exceeded enumerated nexus thresholds based on the amount of interest income derived from sources within the state.  In many cases, uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for fiscal years before 2010.

In September 2013, the Internal Revenue Service enacted final guidance regarding the deduction and capitalization of expenditures related to tangible property (“tangible property regulations”).  The tangible property regulations clarify and expand sections 162(a) and 263(a) of the Internal Revenue Code which relate to amounts paid to acquire produce, or improve tangible property.  Additionally, the tangible property regulations provide final guidance under section 167 regarding accounting for and retirement of depreciable property and regulations under section 168 relating to the accounting for property under the Modified Accelerated Cost Recovery System.  The tangible property regulations affect all taxpayers that acquire, produce, or improve tangible property, which includes the Company, and generally apply to taxable years beginning on or after January 1, 2014, which will impact the fiscal year ending September 30, 2015 for the Company.  The Company has evaluated the tangible property regulations and has determined the regulations will not have a material impact on the Company’s financial condition or results of operations.